UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY                  8/15/05
---------------------------------  -------------               --------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     71
Form 13F Information Table Value Total:  $1,339,910
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number                 Name

1.       28-10580                             Karsch Associates, LLC
2.       28-10579                             Karsch Capital II, LP
3.       28-10586                             Karsch Capital, Ltd.
----     ------------------------------       ------------------------------


                                                    FORM 13F INFORMATION TABLE
                                                  KARSCH CAPITAL MANAGEMENT, L.P.
                                                           June 30, 2005
             Column 1           Column 2        Column 3   Column 4      Column    5    Column 6  Column 7      Column 8
                                                                      Shares/  Sh/  Put/ Invstmt  Other        Voting Athrty
     Name of Issuer            Title of Class    CUSIP     Mkt Value  Prn Amt. Prn  Call Discretn  Mgrs    Sole    Shared    None
                                                           (x$1,000)
ACTIVISION  INC NEW              COM NEW         004930202   33,146   2,006,398  SH       Sole      0   2,006,398     0       0
AGERE SYS INC                    COM             00845v308       19       1,585  SH       Sole      0       1,585     0       0
ALAMOSA HLDGS INC                SPON ADRL SHS   011589108   50,778   3,653,100  SH       Sole      0   3,653,100     0       0
AMERICA MOVIL SA DE CVS          CL A            02364w105   22,205     372,500  SH       Sole      0     372,500     0       0
AMERICAN TOWER CORP              COM             029912201   21,742   1,034,340  SH       Sole      0   1,034,340     0       0
AMERITRADE HLDG CORP NEW         COM             03074k100      555      29,851  SH       Sole      0      29,851     0       0
AMR CORP                         COM             001765106    3,835     316,700  SH       Sole      0     316,700     0       0
BEAR STEARNS COS INC             COM             073902108   44,985     432,800  SH       Sole      0     432,800     0       0
BISYS GROUP INC                  COM             055472104   10,386     695,200  SH       Sole      0     695,200     0       0
CAPITAL ONE FINL CORP            COM             14040h105   23,043     288,000  SH       Sole      0     288,000     0       0
CAREER EDUCATION CORP            COM             141665109   45,173   1,233,900  SH       Sole      0   1,233,900     0       0
CENTEX CORP                      COM             152312104   28,226     399,400  SH       Sole      0     399,400     0       0
SCHWAB CHARLES CORP NEW          COM             808513105    6,884     610,300  SH       Sole      0     610,300     0       0
CITIGROUP INC                    COM             172967101      114       2,470  SH       Sole      0       2,470     0       0
COMCAST CORP NEW                 CL A SPL        20030n200   56,606   1,890,000  SH       Sole      0   1,890,000     0       0
COMPUWARE CORP                   COM             205638109   14,291   1,987,600  SH       Sole      0   1,987,600     0       0
CONOCOPHILLIPS                   COM NEW         20825c104      125       2,180  SH       Sole      0       2,180     0       0
COOPER COS INC                   COM             216648402   24,040     395,000  SH       Sole      0     395,000     0       0
CORINTHIAN COLLEGES INC          COM             218868107    8,684     680,032  SH       Sole      0     680,032     0       0
CROWN HOLDINGS INC               COM             228368106   49,614   3,486,600  SH       Sole      0   3,486,600     0       0
DANA CORP                        COM             235811106        9         590  SH       Sole      0         590     0       0
DICKS SPORTING GOODS INC         COM             253393102    5,789     150,000  SH       Sole      0     150,000     0       0
DIGENE CORP                      COM             253752109      392      14,170  SH       Sole      0      14,170     0       0
DOW CHEM CO                      COM             260543103      300       6,730  SH       Sole      0       6,730     0       0
E*TRADE FINANCIAL CORP           COM             269246104   13,486     964,000  SH       Sole      0     964,000     0       0
FLAMEL TECHNOLOGIES              SPONSORED ADR   338488109    1,526      84,300  SH       Sole      0      84,300     0       0
FOMENTO ECONOMICO MEXICANO       SPON ADR UNITS  344419106   22,774     382,300  SH       Sole      0     382,300     0       0
FREESCALE SEMICONDUCTOR INC      COM CL A        35687M107    7,141     339,900  SH       Sole      0     339,900     0       0
FREESCALE SEMICONDUCTOR INC      CL B            35687M206   27,286   1,288,300  SH       Sole      0   1,288,300     0       0
GOOGLE INC                       CL B            38259p508   12,443      42,300  SH       Sole      0      42,300     0       0
HEWLETT PACKARD CO               COM             428236103   55,966   2,380,500  SH       Sole      0   2,380,500     0       0
HOUSEVALUES INC                  COM             44183y102    2,459     136,000  SH       Sole      0     136,000     0       0
INGERSOLL-RAND COMPANY LTD       CL A            g4776g101      497       6,970  SH       Sole      0       6,970     0       0
INTEGRATED DEVICE   TECHNOLOGY   COM             458118106    3,935     366,000  SH       Sole      0     366,000     0       0
INTERMIX MEDIA INC               COM             45881x106    1,256     150,000  SH       Sole      0     150,000     0       0
INTERSIL CORP                    CL A            46069S109   26,845   1,430,200  SH       Sole      0   1,430,200     0       0
ISHARES TR                       S&P 100 IDX FD  464287101    4,377      78,500  SH       Sole      0      78,500     0       0
LAIDLAW INTL INC                 COM             50730r102   55,050   2,284,250  SH       Sole      0   2,284,250     0       0
LAS VEGAS SANDS CORP             COM             517834107    1,192      33,340  SH       Sole      0      33,340     0       0
LEVEL 3 COMMUNICATIONS INC       COM             52729n100    2,984   1,470,110  SH       Sole      0   1,470,110     0       0
LOEWS CORP                       CAROLINA GP STK 540424207   78,795   2,364,800  SH       Sole      0   2,364,800     0       0
M.D.C.HLDGS INC                  COM             552676108    4,894      59,500  SH       Sole      0      59,500     0       0
MICROSOFT CORP                   COM             594918104   44,034   1,772,700  SH       Sole      0   1,772,700     0       0
MONSANTO CO NEW                  COM             61166w101   25,148     400,000  SH       Sole      0     400,000     0       0
NASDAQ-100                       UNIT SER 1      631100104      217       5,900  SH       Sole      0       5,900     0       0
NETGEAR INC                      COM             64111q104   23,271   1,251,150  SH       Sole      0   1,251,150     0       0
NII HLDG INC                     CL B NEW        62913f201   29,195     456,600  SH       Sole      0     456,600     0       0
NVIDIA CORP                      COM             67066G104   36,548   1,367,800  SH       Sole      0   1,367,800     0       0
OMNICARE INC                     COM             681904108   37,610     886,400  SH       Sole      0     886,400     0       0
OWENS-ILL INC                    COM NEW         690768403   26,871   1,072,700  SH       Sole      0   1,072,700     0       0
PALL CORP                        COM             696429307    9,849     324,400  SH       Sole      0     324,400     0       0
PRICELINE COM INC                COM NEW         741503403   24,753   1,061,000  SH       Sole      0   1,061,000     0       0
QUALCOMM INC                     COM             747525103   15,581     472,000  SH       Sole      0     472,000     0       0
REDBACK NETWORKS INC             COM NEW         757209507    1,242     194,700  SH       Sole      0     194,700     0       0
RETAIL VENTURES INC              COM             76128y102    2,712     198,800  SH       Sole      0     198,800     0       0
RINKER GROUP LTD                 SPONSORED ADR   76687M101    1,209      22,778  SH       Sole      0      22,778     0       0
SANDISK CORP                     COM             80004C101   35,564   1,498,700  SH       Sole      0   1,498,700     0       0
SIRIUS SATELLITE RADIO INC       COM             82966u103    3,985     615,000  SH       Sole      0     615,000     0       0
SPECTRASITE INC                  COM             84761m104   25,931     348,400  SH       Sole      0     348,400     0       0
SPRINT CORP                      COM FON         852061100   24,571     979,300  SH       Sole      0     979,300     0       0
TELEWEST GLOBAL INC              COM             87956t107   20,222     887,700  SH       Sole      0     887,700     0       0
THERMO ELECTRON CORP             COM             883556102   10,788     401,500  SH       Sole      0     401,500     0       0
TYCO INTL LTD NEW                COM             902124106   37,824   1,295,350  SH       Sole      0   1,295,350     0       0
UAP HLDG CORP                    COM             903441103    6,444     388,200  SH       Sole      0     388,200     0       0
UBIQUITEL INC                    COM             903474302    2,934     359,600  SH       Sole      0     359,600     0       0
VALERO ENERGY CORP NEW           COM             91913y100    3,956      50,000  SH       Sole      0      50,000     0       0
VERIZON COMMUNICATIONS           COM             92343v104      100       2,880  SH       Sole      0       2,880     0       0
WARNER MUSIC GROUP CORP          COM             934550104   18,565   1,146,000  SH       Sole      0   1,146,000     0       0
WELLCARE HEALTH PLANS INC        COM             94946t106   16,554     466,170  SH       Sole      0     466,170     0       0
WILLIAMS COS INC                 COM             969457100   75,754   3,987,070  SH       Sole      0   3,987,070     0       0
WYNN RESORTS LTD                 COM             983134107    4,632      98,000  SH       Sole      0      98,000     0       0








03407.0004 #593948